[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

SEMIANNUAL REPORT

JUNE 30, 2002
(UNAUDITED)

CREDIT SUISSE TRUST -
- SMALL CAP GROWTH PORTFOLIO

CREDIT SUISSE TRUST (THE "TRUST") SHARES ARE NOT AVAILABLE DIRECTLY TO INDIVIDUAL INVESTORS, BUT MAY BE OFFERED ONLY THROUGH CERTAIN INSURANCE PRODUCTS AND PENSION AND RETIREMENT PLANS.

MORE COMPLETE INFORMATION ABOUT THE TRUST, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-222-8977 OR BY WRITING TO CREDIT SUISSE TRUST, P.O. BOX 9030, BOSTON, MA 02205-9030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3147. THE TRUST IS ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE PORTFOLIO'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF JUNE 30, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT
June 30, 2002

                                                                   July 22, 2002

Dear Shareholder:

  For the six months ended June 30 2002, Credit Suisse Trust -- Small Cap Growth Portfolio (the "Portfolio") had a loss of 21.70%, vs. a decline of 17.35% for the Russell 2000 Growth Index.(1)

  Small-cap stocks, and equity markets in general, struggled in the period, especially in May and June. Investor sentiment eroded steadily as economic projections were revised downward and corporate governance and financial reporting issues continued to dominate the headlines. In addition, the war on terrorism, along with the armed conflicts occurring in the Middle East and between India and Pakistan, caused pessimism to spread.

  The Portfolio's showing reflected the very difficult environment for the stocks it targets. The Portfolio underperformed its benchmark, hampered by weakness in certain of its technology and media holdings. On the positive side, in relative terms, stocks that aided the Portfolio included its health care (specifically its hospital management and HMO stocks) and consumer discretionary holdings.

  Because we began and ended the period with the same cautious outlook on the economy as well as the market, we made no significant sector allocation shifts. We maintained a neutral-to-underweighted position in technology, where our focus remained almost exclusively on software companies that we believe might benefit from any recovery in corporate spending.

  We maintained an overweighting in the consumer discretionary sector. Within this sector, one notable development in the period was a U.S. Senate proposal to re-regulate the radio industry. While the proposal sparked a decline in media stocks in late June, we continue to view certain companies favorably. We believe that the bill as sponsored is unlikely to pass, and even if it did, it probably would not have a direct material impact on the small-cap radio stocks held in the portfolio.

  Other noteworthy sector weightings for the Portfolio continued to include health care, where we held a mix of services and pharmaceutical names. We held smaller but still significant positions in the energy, financial-services, consumer staples and transportation areas.

                                        1
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  Looking ahead, we do believe the economy should continue to recover. We are also reminded that after each of the past 13 U.S. recessions, small-cap stocks outperformed the larger-cap segment, often by a wide margin. Whether small cap stocks can outperform again remains to be seen, but we see no fundamental reasons that they should lag. Regardless, stock selection is critical and we will remain focused on those companies we deem to be innovative and well managed and whose shares appear reasonably valued given their longer-term business prospects.

Elizabeth B. Dater            Sammy Oh
Co-Portfolio Manager          Co-Portfolio Manager

  INVESTMENTS IN SMALL COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.

                 SUMMARY OF ANNUALIZED TOTAL RETURNS (6/30/2002)

                                         SINCE    INCEPTION
                  ONE YEAR  FIVE YEAR  INCEPTION    DATE
                  --------  ---------  ---------  ---------
                   -23.93%    -0.06%      5.53%   6/30/1995

----------
(1) The Russell 2000 Growth Index is an unmanaged index (with no defined investment objective) of those securities in the Russell 2000 Index with a greater-than-average growth orientation. The Russell 2000 Growth Index includes reinvestment of dividends, and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

                                        2
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CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2002 (Unaudited)

                                                      NUMBER OF
                                                       SHARES        VALUE
                                                     ----------   ------------
COMMON STOCKS (92.9%)
AEROSPACE & DEFENSE (0.8%)
     Aeroflex, Inc.*                                    726,200   $  5,047,090
     Mercury Computer Systems, Inc.*                      5,500        113,850
                                                                  ------------
                                                                     5,160,940
                                                                  ------------
AIR FREIGHT & COURIERS (0.8%)
     J.B. Hunt Transport Services, Inc.*                166,000      4,900,320
                                                                  ------------
AUTO COMPONENTS (1.2%)
     BorgWarner, Inc.                                   132,300      7,641,648
                                                                  ------------
BANKS (2.0%)
     IndyMac Bancorp, Inc.*                             290,700      6,593,076
     Westamerica Bancorp                                159,100      6,233,538
                                                                  ------------
                                                                    12,826,614
                                                                  ------------
BIOTECHNOLOGY (5.4%)
     Affymetrix, Inc.*                                  660,400     15,842,996
     Alkermes, Inc.*                                    786,300     12,588,663
     Cell Therapeutics, Inc.*                           211,200      1,152,941
     Cubist Pharmaceuticals, Inc.*                      228,000      2,145,480
     Lynx Therapeutics, Inc.*                           346,900        447,501
     OSI Pharmaceuticals, Inc.*                         121,000      2,941,510
                                                                  ------------
                                                                    35,119,091
                                                                  ------------
CHEMICALS (1.2%)
     Cambrex Corp.                                      187,900      7,534,790
                                                                  ------------
COMMERCIAL SERVICES & SUPPLIES (2.1%)
     Education Management Corp.*                        255,300     10,398,369
     Moore Corporation Ltd.*                            274,700      3,153,556
                                                                  ------------
                                                                    13,551,925
                                                                  ------------
COMMUNICATIONS EQUIPMENT (0.9%)
     Adaptec, Inc.*                                     713,500      5,629,515
                                                                  ------------
CONSTRUCTION & ENGINEERING (1.1%)
     Granite Construction, Inc.                         292,550      7,401,515
                                                                  ------------
CONTAINERS & PACKAGING (1.3%)
     Crown Cork & Seal Company, Inc.*                 1,199,700      8,217,945
                                                                  ------------
DIVERSIFIED FINANCIALS (1.0%)
     Affiliated Managers Group, Inc.*                   109,400      6,728,100
                                                                  ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (2.2%)
     APW, Ltd.*                                         973,200         38,928
     Fisher Scientific International, Inc.*             293,300      8,212,400
     Plexus Corp.*                                      314,947      5,700,541
                                                                  ------------
                                                                    13,951,869
                                                                  ------------

                 See Accompanying Notes to Financial Statements.

                                        3

                                                      NUMBER OF
                                                       SHARES        VALUE
                                                     ----------   ------------
COMMON STOCKS (CONTINUED)
ENERGY EQUIPMENT & SERVICES (1.5%)
     FMC Technologies, Inc.*                            346,900   $  7,201,644
     Newpark Resources, Inc.*                           344,200      2,529,870
                                                                  ------------
                                                                     9,731,514
                                                                  ------------
FOOD & DRUG RETAILING (3.6%)
     Duane Reade, Inc.*                                 256,100      8,720,205
     Pathmark Stores, Inc.*                             285,600      5,372,136
     Performance Food Group Co.*                        274,500      9,294,570
                                                                  ------------
                                                                    23,386,911
                                                                  ------------
FOOD PRODUCTS (0.8%)
     Hain Celestial Group, Inc.*                        281,500      5,207,750
                                                                  ------------
HEALTHCARE EQUIPMENT & SUPPLIES (1.3%)
     SonoSite, Inc.*                                    221,600      3,197,688
     Therasense, Inc.*                                  295,500      5,457,885
                                                                  ------------
                                                                     8,655,573
                                                                  ------------
HEALTHCARE PROVIDERS & SERVICES (13.6%)
     AdvancePCS*                                        288,800      6,913,872
     Alliance Imaging, Inc.*                            295,300      3,986,550
     Apria Healthcare Group, Inc.*                      302,200      6,769,280
     Beverly Enterprises, Inc.*                         337,500      2,568,375
     Community Health Care*                             375,000     10,050,000
     Coventry Health Care, Inc.*                        405,200     11,515,784
     DaVita, Inc.*                                      186,218      4,431,988
     Henry Schein, Inc.*                                172,900      7,694,050
     LifePoint Hospitals, Inc.*                         317,600     11,532,056
     Province Healthcare Co.*                           680,700     15,220,452
     Renal Care Group, Inc.*                            224,100      6,980,715
                                                                  ------------
                                                                    87,663,122
                                                                  ------------
HOTELS RESTAURANTS & LEISURE (3.8%)
     CKE Restaurants, Inc.*                             579,600      6,595,848
     Penn National Gaming, Inc.*                        499,000      9,056,850
     Six Flags, Inc.*                                   611,800      8,840,510
                                                                  ------------
                                                                    24,493,208
                                                                  ------------
HOUSEHOLD DURABLES (1.3%)
     Yankee Candle Company, Inc.*                       304,300      8,243,487
                                                                  ------------
INSURANCE (1.4%)
     HCC Insurance Holdings, Inc.                       353,300      9,309,455
                                                                  ------------
INTERNET & CATALOG RETAIL (1.6%)
     ValueVision International, Inc.*                   572,200     10,385,430
                                                                  ------------

                 See Accompanying Notes to Financial Statements.

                                        4

                                                      NUMBER OF
                                                       SHARES        VALUE
                                                     ----------   ------------
COMMON STOCKS (CONTINUED)
INTERNET SOFTWARE & SERVICES (3.3%)
     Chordiant Software, Inc.*                          584,800   $  1,140,360
     DoubleClick, Inc.*                                 824,600      5,978,350
     MatrixOne, Inc.*                                   873,700      5,329,570
     Openwave Systems, Inc.*                          1,598,300      8,966,463
                                                                  ------------
                                                                    21,414,743
                                                                  ------------
IT CONSULTING & SERVICES (1.8%)
     CACI International, Inc.*                          303,900     11,605,941
                                                                  ------------
MEDIA (10.1%)
     Cumulus Media, Inc.*                               463,700      6,389,786
     Emmis Communications Corp.*                        935,500     19,823,245
     Entercom Communications Corp.*                     337,300     15,482,070
     Getty Images, Inc.*                                295,600      6,435,212
     Insight Communications Company, Inc.*              412,800      4,842,144
     Lin TV Corp.*                                      177,600      4,802,304
     Scholastic Corp.*                                  191,400      7,254,060
                                                                  ------------
                                                                    65,028,821
                                                                  ------------
OIL & GAS (6.2%)
     Newfield Exploration Co.*                          227,000      8,437,590
     Pogo Producing Co.                                 339,100     11,061,442
     Spinnaker Exploration Co.*                         274,700      9,894,694
     Stone Energy Corp.*                                256,600     10,328,150
                                                                  ------------
                                                                    39,721,876
                                                                  ------------
PHARMECEUTICALS (4.0%)
     Medicis Pharmaceutical Corp.*                      329,400     14,085,144
     Scios, Inc.*                                       210,200      6,434,222
     Sepracor, Inc.*                                    561,400      5,361,370
                                                                  ------------
                                                                    25,880,736
                                                                  ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (3.1%)
     ANADIGICS, Inc.*                                   576,200      4,747,888
     Brooks-PRI Automation, Inc.*                       270,507      6,914,159
     Cirrus Logic, Inc.*                                435,000      3,205,950
     Cymer, Inc.*                                        74,700      2,617,488
     Varian Semiconductor Equipment Associates, Inc.*    79,500      2,697,435
                                                                  ------------
                                                                    20,182,920
                                                                  ------------
SOFTWARE (7.8%)
     Agile Software Corp. (Delaware)*                   604,000      4,391,080
     Caminus Corp.*                                     460,200      2,682,966
     Documentum, Inc.*                                  535,520      6,426,240
     Informatica Corp.*                                 603,800      4,280,942
     Legato Systems, Inc.*                              838,700      3,019,320

                 See Accompanying Notes to Financial Statements.

                                        5

                                                      NUMBER OF
                                                        SHARES        VALUE
                                                     ----------   ------------
COMMON STOCKS (CONTINUED)
SOFTWARE (CONTINUED)
     Manugistics Group, Inc.*                         1,293,200   $  7,901,452
     NetIQ Corp.*                                       365,800      8,278,054
     Precise Software Solutions, Ltd.*                  197,940      1,890,327
     QRS Corp.*                                         206,750      1,610,583
     Radiant Systems, Inc.*                             733,950      9,563,368
                                                                  ------------
                                                                    50,044,332
                                                                  ------------
SPECIALTY RETAIL (6.6%)
     Barnes & Noble, Inc.*                              232,200      6,137,046
     Gymboree Corp.*                                    587,900      9,418,158
     Hot Topic, Inc.*                                   285,650      7,629,711
     Linens'n Things, Inc.*                             318,400     10,446,704
     Pacific Sunwear of California, Inc.*               396,200      8,783,754
                                                                  ------------
                                                                    42,415,373
                                                                  ------------
TEXTILES & APPAREL (1.1%)
     Tommy Hilfiger Corp.*                              475,200      6,804,864
                                                                  ------------
TOTAL COMMON STOCKS (Cost $691,830,599)                            598,840,328
                                                                  ------------
PREFERRED STOCK (0.1%)
INTERNET SOFTWARE & SERVICES (0.1%)
     Planetweb, Inc.* ^
     (Cost $3,944,440)                                  726,200        283,218
                                                                  ------------
WARRANTS (0.0%)
METALS & MINING (0.0%)
     Southern Mineral Corp. strike $4.21, expires
     10/13/60* (Cost $31,793)                            41,651         20,826
                                                                  ------------

                                                         PAR
                                                        (000)
                                                      ---------
SHORT-TERM INVESTMENT (7.2%)
     State Street Bank & Trust Co. Euro Time
     Deposit, 1.75%, 7/01/02 (Cost $46,597,000)       $  46,597     46,597,000
                                                                  ------------
TOTAL INVESTMENTS AT VALUE (100.2%)
     (Cost $742,403,832)                                           645,741,372

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)                       (1,288,039)
                                                                  ------------
NET ASSETS (100.0%)                                               $644,453,333
                                                                  ============

----------
*   Non-income producing security.
^ Illiquid security that is restricted as to resale; security is valued in good faith by management and approved by the Board of Trustees.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002 (Unaudited)

ASSETS
     Investments at value (Cost $742,403,832)        $  645,741,372
     Cash                                                       972
     Receivable for investments sold                      1,288,924
     Dividend and interest receivable                        52,281
     Receivable for fund shares sold                          8,585
     Prepaid expenses and other assets                       14,139
                                                     --------------
       Total Assets                                     647,106,273
                                                     --------------
LIABILITIES
     Advisory fee payable                                   436,695
     Administrative services fee payable                    120,254
     Payable for fund shares redeemed                     1,164,537
     Payable for investments purchased                      785,639
     Other accrued expenses payable                         145,815
                                                     --------------
       Total Liabilities                                  2,652,940
                                                     --------------
NET ASSETS
     Capital stock, $0.001 par value                         58,764
     Paid-in capital                                    960,512,213
     Accumulated net investment loss                     (3,613,567)
     Accumulated net realized loss from investments    (215,841,617)
     Net unrealized depreciation from investments       (96,662,460)
                                                     --------------
       Net Assets                                    $  644,453,333
                                                     ==============
     Shares outstanding                                  58,764,301
                                                     --------------
     Net asset value, offering price and
       redemption price per share                    $        10.97
                                                     ==============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2002 (Unaudited)

INVESTMENT INCOME
     Dividends                                             $      198,469
     Interest                                                     522,449
                                                           --------------
       Total investment income                                    720,918
                                                           --------------
EXPENSES
     Investment advisory fees                                   3,510,546
     Administrative services fees                                 648,407
     Printing fees                                                 74,736
     Custodian fees                                                41,612
     Audit fees                                                    17,301
     Legal fees                                                    15,969
     Insurance expense                                             15,511
     Trustees fees                                                  1,233
     Miscellaneous expense                                          9,170
                                                           --------------
       Net expenses                                             4,334,485
                                                           --------------
       Net investment loss                                     (3,613,567)
                                                           --------------
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS
     Net realized loss from investments                       (30,464,917)
     Net change in net unrealized appreciation
       (depreciation) from investments                       (151,336,030)
                                                           --------------
     Net realized and unrealized loss from investments       (181,800,947)
                                                           --------------
     Net decrease in net assets resulting from operations  $ (185,414,514)
                                                           ==============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                                FOR THE SIX MONTHS        FOR THE YEAR
                                                                ENDED JUNE 30, 2002           ENDED
                                                                    (UNAUDITED)         DECEMBER 31, 2001
                                                               --------------------    ------------------
FROM OPERATIONS
  Net Investment loss                                          $         (3,613,567)   $       (6,204,363)
  Net realized loss from investments                                    (30,464,917)         (147,465,504)
  Net change in unrealized appreciation (depreciation)
    from investments                                                   (151,336,030)          (25,527,060)
                                                               --------------------    ------------------
    Net decrease in net assets resulting from operations               (185,414,514)         (179,196,927)
                                                               --------------------    ------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                           68,812,583           180,351,851
  Net asset value of shares redeemed                                   (103,763,657)         (237,517,623)
                                                               --------------------    ------------------
    Net decrease in net assets from capital stock transactions          (34,951,074)          (57,165,772)
                                                               --------------------    ------------------
  Net decrease in net assets                                           (220,365,588)         (236,362,699)

NET ASSETS
  Beginning of period                                                   864,818,921         1,101,181,620
                                                               --------------------    ------------------
  End of period                                                $        644,453,333    $      864,818,921
                                                               ====================    ==================
ACCUMULATED NET INVESTMENT LOSS                                $         (3,613,567)   $               --
                                                               ====================    ==================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                          FOR THE SIX MONTHS                      FOR THE YEAR ENDED DECEMBER 31,
                                          ENDED JUNE 30, 2002      --------------------------------------------------------------
                                              (UNAUDITED)             2001        2000(1)       1999         1998         1997
                                         --------------------      ----------   ----------   ----------   ----------   ----------
PER SHARE DATA
  Net asset value, beginning of period   $              14.01      $    16.68   $    26.20   $    16.01   $    16.48   $    14.25
                                         --------------------      ----------   ----------   ----------   ----------   ----------

INVESTMENT OPERATIONS
  Net investment loss                                   (0.06)          (0.10)       (0.15)       (0.12)       (0.06)       (0.07)
  Net gain (loss) on investments
    (both realized and unrealized)                      (2.98)          (2.57)       (4.60)       11.07        (0.41)        2.30
                                         --------------------      ----------   ----------   ----------   ----------   ----------

      Total from investment operations                  (3.04)          (2.67)       (4.75)       10.95        (0.47)        2.23
                                         --------------------      ----------   ----------   ----------   ----------   ----------

LESS DISTRIBUTIONS
  Distributions from net realized gains                    --              --        (4.77)       (0.76)          --           --
                                         --------------------      ----------   ----------   ----------   ----------   ----------

      Total distributions                                  --              --        (4.77)       (0.76)          --           --
                                         --------------------      ----------   ----------   ----------   ----------   ----------

NET ASSET VALUE, END OF PERIOD           $              10.97      $    14.01   $    16.68   $    26.20   $    16.01   $    16.48
                                         ====================      ==========   ==========   ==========   ==========   ==========

      Total return(2)                                  (21.70)%        (16.01)%     (18.11)%      69.08%       (2.85)%      15.65%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
    (000s omitted)                       $            644,453      $  864,819   $1,101,182   $1,272,542   $  734,902   $  666,394
    Ratio of expenses to average
      net assets(3)                                      1.11%(4)        1.12%        1.13%        1.15%        1.14%        1.15%
    Ratio of net investment loss
      to average net assets                             (0.93)%(4)      (0.73)%      (0.57)%      (0.72)%      (0.51)%      (0.56)%
  Portfolio turnover rate                                  42%             91%          85%         122%          66%          92%

----------
(1) Certain distribution amounts have been reclassified to conform to the current year presentation.

(2) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Portfolio's net expense ratio by .00% for the six months ended June 30, 2002, and by .00%, .02%, .01%, .00% and .01% for each of the years ended December 31, 2001, 2000, 1999, 1998, 1997, respectively. The Portfolio's operating expense ratio after reflecting these arrangements were 1.11%, 1.12%, 1.11%, 1.14%, 1.14% and 1.14% for the six months ended June 30, 2002 and for each of the years ended December 31, 2001, 2000, 1999, 1998 and 1997, respectively.

(4) Annualized

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2002 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  Credit Suisse Trust (the "Trust"), a Massachusetts business trust incorporated on March 15, 1995, is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers nine managed investment portfolios of which one, the Small Cap Growth Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks capital growth. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan.

  A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. The Portfolio's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Trustees believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

  B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

  C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

  D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

  E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

  F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

  G) SHORT-TERM INVESTMENTS -- The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank & Trust, the Portfolio's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

  CSAM serves as investment adviser for the Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from the Portfolio at an annual rate of .90% of the Portfolio's average daily net assets. For the six months ended June 30, 2002, investment advisory fees earned were $3,510,546.

  Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB"), serve as co-administrators to the Portfolio. At its meeting held on February 12, 2002 the Board of Trustees approved SSB to replace PFPC, Inc ("PFPC"), as co-administrator effective May 1, 2002.

  For its administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of the Portfolio's average daily net assets. For the six months ended June 30, 2002, administrative services fees earned by CSAMSI were $390,061.

  For its administrative services, PFPC was entitled to receive a fee, exclusive of out-of pocket expenses, based on the following fee structure:

           AVERAGE DAILY NET ASSETS                ANNUAL RATE
           ------------------------                -----------
           First $500 million          .075% of average daily net assets
           Next $1 billion             .065% of average daily net assets
           Over $1.5 billion           .055% of average daily net assets

  For the period January 1, 2002 through April 30, 2002, administrative service fees earned by PFPC (including out of pocket expenses) were $193,374.

  For its administrative services, SSB receives a fee, exclusive of out-of pocket expenses, based on the following fee structure calculated in total for all the Credit Suisse Funds administered by SSB and allocated based upon relative average net assets of each fund.

           AVERAGE DAILY NET ASSETS                ANNUAL RATE
           ------------------------                -----------
           First $5 billion            .050% of average daily net assets
           Next $5 billion             .035% of average daily net assets
           Over $10 billion            .020% of average daily net assets

  For the period May 1, 2002 through June 30, 2002, administrative service fees earned by SSB (including out of pocket expenses) were $64,972.

  In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

  Boston Financial Data Services, Inc. ("BFDS") serves as the Portfolio's transfer and dividend disbursement agent. The Portfolio has an arrangement with BFDS whereby interest earned on univested cash balances is used to offset a portion of its transfer agent expense. For the six months ended June 30, 2002, the Portfolio did not receive any credits or reimbursements under this arrangement.

  Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing services. For the six months ended June 30, 2002, Merrill was paid $9,678 for its services to the Portfolio.

NOTE 3. LINE OF CREDIT

  Through June 18, 2002, the Portfolio, together with other funds advised by CSAM (collectively, the "Participating Funds"), participated in a $200 million committed, unsecured line of credit facility ("Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds paid an aggregate commitment fee at a rate of ..10% per annum on the average unused amount of the Prior Credit Facility, which is allocated among the Participating Funds in such manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%.

  Effective June 19, 2002, the Participating Funds, together with additional funds advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $150 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for the same purposes as the Prior Credit Facility. Terms of the New Credit Facility remain the same as the Prior Credit Facility. The commitment fee rate and interest rate is unchanged. For the six months ended June 30, 2002, the Portfolio had no borrowing under the Prior Credit Facility or the New Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

  For the six months ended June 30, 2002, purchases and sales of investment securities (excluding short-term investments) were $304,600,343 and $338,047,156, respectively.

  At June 30, 2002, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were 742,403,832, 60,778,648, (157,441,108), and (96,662,460), respectively.

NOTE 5. RESTRICTED SECURITIES

  Certain investments of the Portfolio are restricted as to resale, are not readily marketable and are valued as determined by or under the direction of the Board in good faith, at fair value. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Portfolio or the current carrying values, and the difference could be material. The table below shows the acquisition date, aggregate cost, fair value as of June 30, 2002 and percent of net assets which the such securities represent.

                                                            FAIR
                                 ACQUISITION               MARKET     PERCENTAGE
           SECURITY DESCRIPTION      DATE        COST      VALUE    OF NET ASSETS
           --------------------  -----------  ----------  --------  -------------
           Planetweb, Inc.         9/08/00    $3,944,440  $283,218       0.04%

NOTE 6. CAPITAL SHARE TRANSACTIONS

  The Portfolio is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value of $.001 per share. Transactions in shares of the Portfolio were as follows:

                                  FOR THE SIX MONTHS ENDED  FOR THE YEAR ENDED
                                 JUNE 30, 2002 (UNAUDITED)   DECEMBER 31, 2001
                                 -------------------------  ------------------
Shares sold                              5,154,001              13,085,052
Shares redeemed                         (8,106,186)            (17,401,082)
                                        ----------             -----------
Net decrease                            (2,952,185)             (4,316,030)
                                        ==========             ===========

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